Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Profit (Loss) for the year	$ 111,068	$ 224,435	$ 61,127
Denominator:
Weighted average number of shares used in basic EPS	56,836,682	59,330,421	60,901,109
Earnings after tax per share (US$) - basic	$ 1.95	$ 3.78	$ 1.00
Stock awards at US$ 0.001	359,587	552,466	559,012
Weighted average number of common shares for the purposes of diluted earnings per shares	57,196,269	59,882,887	61,460,121
Earnings after tax per share (US$) - diluted	$ 1.94	$ 3.75	$ 0.99
Par value per share	$ 0.001	$ 0.001	$ 0.001